Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Revenue	$ 30,621	$ 21,743	$ 13,164
Direct costs	(15,221)	(12,913)	(9,546)
Gross profit	15,400	8,830	3,618
Other income and other net gains	2,745	4,507	430
Selling and distribution expenses	(8,636)	(8,243)	(4,738)
Research and development expenses	(10,923)	(11,662)	(5,989)
Impairment loss of goodwill	0	(3,900)	0
Administrative and other operating expenses	(46,730)	(41,438)	(59,343)
Operating loss from continuing operations	(48,144)	(51,906)	(66,022)
Fair value loss on financial assets at fair value through profit or loss	(8,869)	(7,135)	(9,363)
Share-based payment on listing	0	0	(89,547)
Fair value loss on preference shares liabilities	0	0	(60,091)
Fair value gain on warrant liabilities	49	3,351	3,197
Gain on partial disposal of an equity-accounted investee	1,244	0	0
Share of loss of equity-accounted investees, net of tax	(1,779)	(859)	0
Other finance costs	(203)	(120)	(3,995)
Loss before taxation	(57,702)	(56,669)	(225,821)
Income tax credit	7,874	269	245
Loss from continuing operations	(49,828)	(56,400)	(225,576)
Discontinued operation
Profit/(loss) from discontinued operation, net of tax	22	(8,377)	35,122
Loss for the year	(49,806)	(64,777)	(190,454)
Items that will not be reclassified subsequently to profit or loss:
Share of other comprehensive income of equity-accounted investees	303	0	0
Item that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(1,024)	1,795	(4,843)
Other comprehensive expense for the year	(721)	1,795	(4,843)
Total comprehensive expense for the year	(50,527)	(62,982)	(195,297)
Loss attributable to:
Equity shareholders of the Company	(46,304)	(62,724)	(190,454)
Non-controlling interests	(3,502)	(2,053)	0
Loss for the year	(49,806)	(64,777)	(190,454)
Total comprehensive expense attributable to:
Equity shareholders of the Company	(46,785)	(61,112)	(195,297)
Non-controlling interests	(3,742)	(1,870)	0
Total comprehensive expense for the year	$ (50,527)	$ (62,982)	$ (195,297)
Loss per share
Basic loss per share ($ per share)	$ (3.71)	$ (5.58)	$ (37.57)
Diluted loss per share ($ per share)	(3.71)	(5.58)	(37.57)
Loss per share - Continuing operations
Basic loss per share from continuing operations ($ per share)	(3.71)	(4.83)	(44.50)
Diluted loss per share from continuing operations ($ per share)	$ (3.71)	$ (4.83)	$ (44.50)